BUSINESS COMBINATIONS - Reconciliation to Statement of Cash Flows and Statement of Equity (Details) - USD ($) $ in Thousands	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Cash - PIPE		$ 525,000		$ 525,000
Less: VectoIQ loan payoff in conjunction with close		(422)		(422)
Net Business Combination and PIPE financing	$ 0	616,736	$ 616,726	616,726	$ 0	$ 0
Less: non-cash net liabilities assumed from VectoIQ	0	(21,919)		(21,919)	0	0
Less: accrued transaction costs and advisory fees	$ 0	(295)		(285)	$ 0	$ 0
Net contributions from Business Combination and PIPE financing		594,522		594,522
M&M Residual, LLC
Business Acquisition [Line Items]
Repurchase and redemption of stock		(70,000)		(70,000)
Nimbus Holdings, LLC
Business Acquisition [Line Items]
Repurchase and redemption of stock		(25,000)		(25,000)
VectoIQ
Business Acquisition [Line Items]
Cash - VectoIQ's trust and cash (net of redemptions)		238,358		238,358
Less: transaction costs and advisory fees paid		(51,200)		(51,210)
Less: non-cash net liabilities assumed from VectoIQ		$ (21,919)		$ (21,919)